UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09845
                                                     ---------

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.4%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.6%
-----------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.8%
VistaPrint Ltd. 1                                                                              61,630    $        2,655,637
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
XM Satellite Radio Holdings, Inc., Cl. A 1                                                     82,330             1,169,909
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.6%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Intuitive Surgical, Inc. 1                                                                     12,300             1,210,443
-----------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                                 26,980             1,244,587
                                                                                                       ---------------------
                                                                                                                  2,455,030
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.9%
WebMD Health Corp., Cl. A 1                                                                    26,290             1,297,412
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.2%
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Innerworkings, Inc. 1                                                                          16,300               209,455
-----------------------------------------------------------------------------------------------------------------------------
PeopleSupport, Inc. 1                                                                          65,520             1,562,652
                                                                                                       ---------------------
                                                                                                                  1,772,107
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--81.6%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--10.5%
Cisco Systems, Inc. 1                                                                         198,390             5,275,190
-----------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                               140,930             2,936,981
-----------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                            24,150             1,725,276
-----------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                       75,700             1,095,379
-----------------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1                                                                  69,520             1,319,490
-----------------------------------------------------------------------------------------------------------------------------
Optium Corp. 1                                                                                    800                19,112
-----------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                 72,880             2,744,661
                                                                                                       ---------------------
                                                                                                                 15,116,089
-----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.0%
Apple, Inc. 1                                                                                  43,550             3,733,542
-----------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                   292,330             4,089,697
-----------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                      74,150             2,788,040
-----------------------------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                                                             88,400               967,096
                                                                                                       ---------------------
                                                                                                                 11,578,375
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Daktronics, Inc.                                                                               78,450             2,712,017
-----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--17.2%
Aquantive, Inc. 1                                                                              73,010             1,956,668
-----------------------------------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR 1                                                                          9,100             1,136,954
-----------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                                               26,550             1,048,991
-----------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                          41,730             2,135,741
-----------------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                                   75,980             2,460,992
-----------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 1                                                                                26,680             2,242,988
-----------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                          10,080             5,053,104
-----------------------------------------------------------------------------------------------------------------------------
Knot, Inc. (The) 1                                                                             45,130             1,361,572

                   1 | Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                              127,070  $          3,036,973
-----------------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                                   42,200             1,564,776
-----------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                                101,400             2,870,634
                                                                                                       ---------------------
                                                                                                                 24,869,393
-----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--5.1%
Alliance Data Systems Corp. 1                                                                  24,800             1,684,664
-----------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                         45,000             3,838,050
-----------------------------------------------------------------------------------------------------------------------------
Exlservice Holdings, Inc. 1                                                                    14,900               368,328
-----------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                          40,200             1,517,952
                                                                                                        ---------------------
                                                                                                                  7,408,994
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--21.7%
Applied Micro Circuits Corp. 1                                                                258,300               888,552
-----------------------------------------------------------------------------------------------------------------------------
ASML Holding NV 1                                                                              59,320             1,513,846
-----------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                   34,950             1,168,728
-----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                       106,820             3,409,694
-----------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                                 63,200             2,317,544
-----------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                                             76,020             3,090,213
-----------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                                      30,290             1,053,486
-----------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                                67,060             2,798,414
-----------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                               28,470             1,401,578
-----------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                           14,880               681,653
-----------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                                               151,870             2,777,702
-----------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                              34,720             1,819,328
-----------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                     54,260             1,886,078
-----------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                                                                  49,700             1,186,836
-----------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc. 1                                                                     59,500             1,349,460
-----------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                                               66,400             1,949,504
-----------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                        28,470               887,979
-----------------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                                   52,000             1,085,240
                                                                                                       ---------------------
                                                                                                                 31,265,835
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--17.2%
Adobe Systems, Inc. 1                                                                          78,340             3,045,076
-----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                                  20,930               725,852
-----------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                                                 73,900             2,064,766
-----------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                                  48,010             2,395,219
-----------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                               67,660             2,958,095
-----------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                         19,240               609,331
-----------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                                   107,810             1,622,541
-----------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                        46,310             2,315,500
-----------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                 38,970             1,140,262
-----------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                                 191,250             2,203,200
-----------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                               145,900             3,316,307
-----------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                                    33,600             1,018,080

                   2 | Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Ultimate Software Group, Inc. (The) 1                                                          60,430  $          1,473,283
                                                                                                       ---------------------
                                                                                                                 24,887,512
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.4%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Cbeyond, Inc. 1                                                                                24,600               731,112
-----------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                                                         65,420             2,020,824
-----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1                                                             70,530             1,641,938
                                                                                                       ---------------------
                                                                                                                  4,393,874
-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
American Tower Corp. 1                                                                         85,642             3,411,121
-----------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                                                           38,090             2,811,042
                                                                                                       ---------------------
                                                                                                                  6,222,163
                                                                                                       ---------------------
Total Common Stocks (Cost $112,578,341)                                                                         137,804,347
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D(1,2,3) (Cost $1,067,750)                       166,836                   376
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.8%
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET--4.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%(3,4)
(Cost $6,911,111)                                                                           6,911,111             6,911,111
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $120,557,202)                                                 100.2%          144,715,834
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                            (0.2)             (320,637)
                                                                                 -------------------------------------------
Net Assets                                                                                      100.0% $        144,395,197
                                                                                 ===========================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2007 was $376, which represents less than 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                   3 | Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                      SHARES        GROSS         GROSS             SHARES
                                                            OCTOBER 31, 2006    ADDITIONS    REDUCTIONS   JANUARY 31, 2007
---------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                       166,836           --            --            166,836

Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                       --    19,209,470    12,298,359          6,911,111


                                                                                                                  DIVIDEND
                                                                                              VALUE                 INCOME
---------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                                          $       376                    --

Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                                        6,911,111                 36,628
                                                                                        ----------------------------------
                                                                                        $ 6,911,487               $ 36,628
                                                                                        ==================================


4. Rate shown is the 7-day yield as of January 31, 2007.


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have

                   4 | Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED


been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES
As of January 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                              ACQUISITION                                 VALUATION AS OF               UNREALIZED
SECURITY                             DATE                  COST          JANUARY 31, 2007             DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D          10/17/00             $1,067,750                      $376               $1,067,374

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or

                   5 | Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $      120,619,109
                                                      ====================

Gross unrealized appreciation                         $        26,548,405
Gross unrealized depreciation                                  (2,451,680)
                                                      --------------------
Net unrealized appreciation                           $        24,096,725
                                                      ====================




                   6 | Oppenheimer Emerging Technologies Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007